Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Products and services	$ 565,165	$ 306,692	$ 1,141,078	$ 1,085,630	$ 2,083,829	$ 2,488,624
Lease income	12,616	14,427	25,702	29,278	56,815	63,421
Total revenues, net	577,781	321,119	1,166,780	1,114,908	2,140,644	2,552,045
Operating Expenses:
Cost of Sales	156,905	61,798	373,049	417,521	661,627	669,523
General and administrative	3,049,700	2,389,794	4,977,626	3,872,916	6,743,258	7,892,046
Research and development	347,173	190,339	669,183	620,740	1,161,416	1,614,054
Impairment loss		163,822		1,035,629	1,333,566	1,671,804
Depreciation and amortization	314,590	321,987	624,419	647,331	1,250,542	790,367
Total operating expenses	3,868,368	3,127,740	6,644,277	6,594,137	11,150,409	12,637,794
Loss from operations	(3,290,587)	(2,806,621)	(5,477,497)	(5,479,229)	(9,009,765)	(10,085,749)
Other Expense:
Warrant exercise inducement expense		(366,795)		(366,795)	(366,795)
Extinguishment of debt - gain (loss)	485,760		485,760	(985,842)	(985,842)
Other income	6,121	24,713	7,658	34,666	69,563	23,920
Interest expense, net	(256,550)	(310,153)	(553,988)	(489,203)	(969,396)	(375,598)
Other income (expense), net	235,331	(652,235)	(60,570)	(1,807,174)	(2,252,470)	(351,678)
Loss before income taxes	(3,055,256)	(3,458,856)	(5,538,067)	(7,286,403)	(11,262,235)	(10,437,427)
Income Tax Expense	(2,354)	(3,592)	(9,542)	(12,466)	(36,323)	(62,931)
Net loss	$ (3,057,610)	$ (3,462,448)	$ (5,547,609)	$ (7,298,869)	$ (11,298,558)	$ (10,500,358)
Net Loss Per Share - Basic and Diluted (in Dollars per share)	$ (0.15)	$ (0.20)	$ (0.28)	$ (0.42)	$ (0.63)	$ (0.63)
Weighted Average Shares Outstanding - Basic and Diluted (in Shares)	20,248,868	17,441,164	20,003,913	17,473,583	18,067,403	16,624,913